Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Growth Accelerated Plus ETF®– July

Innovator Growth-100 Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF®– July

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator Equity Dual Directional 10 Buffer ETF™ – July

Innovator Equity Dual Directional 15 Buffer ETF™ – July

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented to Date

July 1, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on June 30, 2026. Each Fund has commenced a new Outcome Period that began on July 1, 2026, and will end on June 30, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	TBJL	Gross: 52.27% Net: 51.48%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 52.27% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.
Innovator Emerging Markets Power Buffer ETF™ – July	EJUL	Gross: 30.20% Net: 29.31%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 30.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.

Innovator Equity Defined Protection ETF™ – 1 Yr July	ZJUL	Gross: 8.45% Net: 7.66%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 8.45% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from July 1, 2026 to June 30, 2027.
Innovator Growth Accelerated Plus ETF® – July	QTJL	Gross: 24.87% Net: 24.08%*	The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 24.87% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2026 through June 30, 2027.
Innovator Growth-100 Power Buffer ETF™ – July	NJUL	Gross: 20.02% Net: 19.23%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 20.02% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.
Innovator International Developed Power Buffer ETF™ – July	IJUL	Gross: 16.87% Net: 16.02%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.87% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	XBJL	Gross: 13.82% Net: 13.03%*	The Fund seeks to provide investors with returns that are twice those of the Underlying ETF, up to the upside cap of 13.82% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 through June 30, 2027.
Innovator U.S. Equity Accelerated Plus ETF® – July	XTJL	Gross: 17.10% Net: 16.31%*	The Fund seeks to provide investors with returns that are three times those of the Underlying ETF, up to the upside cap of 17.10% (prior to taking into account management fees and other fees) while approximately matching Underlying ETF losses, over the period from July 1, 2026 through June 30, 2027.
Innovator U.S. Equity Buffer ETF™ – July	BJUL	Gross: 18.14% Net: 17.35%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.14% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.

Innovator U.S. Equity Power Buffer ETF™ – July	PJUL	Gross: 13.98% Net: 13.19%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.98% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – July	UJUL	Gross: 14.20% Net: 13.41%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.20% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from July 1, 2026 to June 30, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – July	KJUL	Gross: 19.50% Net: 18.71%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.50% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2026 to June 30, 2027.
Innovator Equity Dual Directional 10 Buffer ETF™– July	DDTL	Gross: 15.24% Net: 14.45%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive returns of the Underlying ETF, up to the Upside Cap of 15.24% (prior to taking into account management fees and other fees) over the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 10% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.
Innovator Equity Dual Directional 15 Buffer ETF™– July	DDFL	Gross: 10.95% Net: 10.16%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive returns of the Underlying ETF, up to the Upside Cap of 10.95% (prior to taking into account management fees and other fees) over the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 15% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.

* Takes into account the Fund’s unitary management fee for the Outcome Period.

In connection with the onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to the new Outcome Period: July 1, 2026 through June 30, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference

INVETFFINALSTK 07-26